INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - COP ($) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2019	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Investments in associates at equity value			$ 644,206	$ 590,996
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax			8,119	1,918	$ (11,547)
Adjustments for undistributed profits of investments accounted for using equity method			(249,231)	(187,814)	(253,602)
Other comprehensive income, before tax, exchange differences on translation					80
Dividends received from associates, classified as investing activities					$ 75,224
PA Viva Malls
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Increase (decrease) in working capital				274,951
Reintegra S.A.S.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Increase (decrease) in working capital				1,152
Proteccion S.A.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets (liabilities)			376,111	308,048
Additional recognition, goodwill			170,434	$ 170,434
Compania de financiamiento Tuya S.A
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Increase (decrease) in working capital			26,317
Impairment loss			$ 173,339
Vlipco S.A.S
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Interest Rate Acquired	48.91%
PA Servicios Tecnolgicos Arus Bancolombia
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Increase (decrease) in working capital		$ 5,000